EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 13,650	€ 11,930	€ 11,987
Employee benefits	€ 88,116	€ 86,575
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	0.70%	1.70%	1.50%
Average duration of benefit obligation	9 years
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	0.00%	0.80%	0.70%
Average duration of benefit obligation	14 years
Long-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 62,890	€ 61,940
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 3,297	€ 2,955
Years of service achieved	30 years